Business Combinations - Purchase consideration (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	Aug. 03, 2021	Jun. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 1,427	$ 1,427
CPI
Business Acquisition [Line Items]
Intangible assets	$ 3,045
Goodwill	1,427
Deferred tax liabilities	(792)
Total purchase consideration	$ 3,680